TWO ROADS SHARED TRUST

Redwood Managed Volatility Portfolio

Class I

Class N

Incorporated herein by reference is the definitive prospectus for the Redwood Managed Volatility Portfolio dated April 30, 2015, as supplemented pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 23, 2015 (SEC Accession No. 0001580642-15-003092).